Fair Value Measurements - Schedule of company's assets that are measured at fair value on a recurring basis (Detail) - Recurring - USD ($)	Jun. 30, 2023	Dec. 31, 2022	Jun. 30, 2022	Dec. 31, 2021
Assets:
Assets	$ 44,766,782	$ 147,639,566	$ 146,110,291	$ 145,913,226
Level 1
Assets:
Assets	44,766,782	147,639,566	146,110,291	145,913,226
U.S. Treasury Securities held in Trust Account
Assets:
Assets	44,766,269	147,639,102	146,107,975	145,913,204
U.S. Treasury Securities held in Trust Account | Level 1
Assets:
Assets	44,766,269	147,639,102	146,107,975	145,913,204
U.S. Money Market held in Trust Account
Assets:
Assets	513	464	2,316	22
U.S. Money Market held in Trust Account | Level 1
Assets:
Assets	$ 513	$ 464	$ 2,316	$ 22